THE WALL STREET FUND
                                 230 Park Avenue
                            New York, New York 10169


                                   May 7, 1997


VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
File Desk
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

         RE:      Wall Street Fund
                  (the "Fund") (File Nos. 2-10822)

Ladies and Gentlemen:

         The Fund hereby certifies pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933 that the prospectus and statement of additional information relating to shares of beneficial interest of the Fund that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 51 to the Fund's Registration Statement on Form N-1A, which was filed electronically with the Commission of April 30, 1997.

         If you have any questions or comments concerning this filing, please contact Michael Miola at (516) 385-9580 (collect).

                                      Very truly yours,



                                       /s/ Michael Miola
                                       Michael Miola